PROPERTY, PLANT AND EQUIPMENT (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	[1]	$ 34,160,708
Depreciation		2,223,083	$ 2,020,216		$ 2,095,418
End of the year		38,685,519	34,160,708	[1]
Financial Lease [Abstract]
Cost-Capitalized financial leasing		1,429,713	1,429,713
Accumulated depreciation		(222,649)	(130,518)
Total		$ 1,207,064	1,299,195
Financial leasing agreement expiration date		Sep. 30, 2026
Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ 20,506,011
End of the year		20,360,703	20,506,011
Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		4,559,753
End of the year		4,923,385	4,559,753
Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		12,577
End of the year		11,993	12,577
Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		307,151
End of the year		275,253	307,151
Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		39,870
End of the year		39,436	39,870
Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		25,425,362
End of the year		25,610,770	25,425,362
Assets Related to Natural Gas Upstream Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		2,159,431
End of the year		1,905,509	2,159,431
Assets Related to Liquids Production and Commercialization Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		1,071,726
End of the year		1,374,855	1,071,726
Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		71,837
End of the year		107,348	71,837
Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		837,467
End of the year		882,731	837,467
Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		98,503
End of the year		102,917	98,503
Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		117,547
End of the year		231,087	117,547
UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		0
End of the year		145	0
Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		363,445
End of the year		491,991	363,445
Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		72,062
End of the year		87,527	72,062
Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		5,434
End of the year		4,701	5,434
Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		1,572,902
End of the year		1,536,373	1,572,902
Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		135,749
End of the year		358,222	135,749
Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		2,229,243
End of the year		5,991,343	2,229,243
Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		76,666,974	74,625,478
Additions		6,906,410	2,296,641
Retirements		2,510,862	255,145
Transfers		0	0
End of the year		81,062,522	76,666,974		74,625,478
Cost [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		39,112,667	38,613,449
Additions		0	0
Retirements		18,101	17,399
Transfers		831,882	516,617
End of the year		39,926,448	39,112,667		38,613,449
Cost [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		14,541,520	14,181,525
Additions		0	2,660
Retirements		308,660	189,100
Transfers		1,023,210	546,435
End of the year		15,256,070	14,541,520		14,181,525
Cost [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		17,219	17,219
Additions		0	0
Retirements		0	0
Transfers		0	0
End of the year		17,219	17,219		17,219
Cost [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		1,360,656	1,350,336
Additions		1,081	0
Retirements		5,948	0
Transfers		4,001	10,320
End of the year		1,359,790	1,360,656		1,350,336
Cost [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		264,962	259,919
Additions		0	0
Retirements		1,330	11,194
Transfers		5,308	16,237
End of the year		268,940	264,962		259,919
Cost [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		55,297,024	54,422,448
Additions		1,081	2,660
Retirements		334,039	217,693
Transfers		1,864,401	1,089,609
End of the year		56,828,467	55,297,024		54,422,448
Cost [Member] | Assets Related to Natural Gas Upstream Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		3,489,476	3,231,072
Additions		5,971	0
Retirements		197,269	2,815
Transfers		(32,913)	261,219
End of the year		3,265,265	3,489,476		3,231,072
Cost [Member] | Assets Related to Liquids Production and Commercialization Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		7,030,019	6,839,452
Additions		0	0
Retirements		474,602	3,922
Transfers		434,953	194,489
End of the year		6,990,370	7,030,019		6,839,452
Cost [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		71,837	71,830
Additions		35,511	7
Retirements		0	0
Transfers		0	0
End of the year		107,348	71,837		71,830
Cost [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		1,985,027	1,945,894
Additions		0	0
Retirements		48,091	1,027
Transfers		90,998	40,160
End of the year		2,027,934	1,985,027		1,945,894
Cost [Member] | Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		165,920	165,425
Additions		0	0
Retirements		11,752	0
Transfers		17,252	495
End of the year		171,420	165,920		165,425
Cost [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		513,762	430,019
Additions		129,963	82,172
Retirements		47,758	0
Transfers		10,981	1,571
End of the year		606,948	513,762		430,019
Cost [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		0	0
Additions		591	0
Retirements		0	0
Transfers		0	0
End of the year		591	0		0
Cost [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		3,745,839	3,672,719
Additions		168	0
Retirements		1,355,581	0
Transfers		325,263	73,120
End of the year		2,715,689	3,745,839		3,672,719
Cost [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		263,745	235,191
Additions		38,089	49,029
Retirements		5,817	20,475
Transfers		0	0
End of the year		296,017	263,745		235,191
Cost [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		148,460	148,206
Additions		0	0
Retirements		0	0
Transfers		104	254
End of the year		148,564	148,460		148,206
Cost [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		1,572,902	1,118,657
Additions		572,326	514,263
Retirements		35,953	9,213
Transfers		(572,902)	(50,805)
End of the year		1,536,373	1,572,902		1,118,657
Cost [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		153,720	153,720
Additions		0	0
Retirements		0	0
Transfers		222,473	0
End of the year		376,193	153,720		153,720
Cost [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		2,229,243	2,190,845
Additions		6,122,710	1,648,510
Retirements		0	0
Transfers		(2,360,610)	(1,610,112)
End of the year		5,991,343	2,229,243		2,190,845
Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		42,506,266	40,609,776
Retirements		2,352,346	123,726
Depreciation		2,223,083	2,020,216
End of the year		42,377,003	42,506,266		40,609,776
Depreciation [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		18,606,656	17,678,180
Retirements		300	63
Depreciation		$ 959,389	$ 928,539
Depreciation rate %		2.20%	2.20%
End of the year		$ 19,565,745	$ 18,606,656		17,678,180
Depreciation [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		9,981,767	9,508,571
Retirements		278,943	102,860
Depreciation		629,861	576,056
End of the year		$ 10,332,685	$ 9,981,767		9,508,571
Depreciation [Member] | Compressor Plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %		3.30%	3.30%
Depreciation [Member] | Compressor Plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %		25.00%	25.00%
Depreciation [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ 4,642	$ 4,058
Retirements		0	0
Depreciation		$ 584	$ 584
Depreciation rate %		3.30%	3.30%
End of the year		$ 5,226	$ 4,642		4,058
Depreciation [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		1,053,505	1,002,347
Retirements		5,163	0
Depreciation		$ 36,195	$ 51,158
Depreciation rate %		4.00%	4.00%
End of the year		$ 1,084,537	$ 1,053,505		1,002,347
Depreciation [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		225,092	219,216
Retirements		1,330	187
Depreciation		$ 5,742	$ 6,063
Depreciation rate %		6.70%	6.70%
End of the year		$ 229,504	$ 225,092		219,216
Depreciation [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		29,871,662	28,412,372
Retirements		285,736	103,110
Depreciation		1,631,771	1,562,400
End of the year		31,217,697	29,871,662		28,412,372
Depreciation [Member] | Assets Related to Natural Gas Upstream Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		1,330,045	1,123,382
Retirements		177,846	100
Depreciation		207,557	206,763
End of the year		$ 1,359,756	$ 1,330,045		1,123,382
Depreciation [Member] | Assets Related to Natural Gas Upstream Service [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %		3.30%	3.30%
Depreciation [Member] | Assets Related to Natural Gas Upstream Service [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %		25.00%	25.00%
Depreciation [Member] | Assets Related to Liquids Production and Commercialization Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ 5,958,293	$ 5,878,107
Retirements		440,455	36
Depreciation		$ 97,677	$ 80,222
Depreciation rate %		3.30%	3.30%
End of the year		$ 5,615,515	$ 5,958,293		5,878,107
Depreciation [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		0	0
Retirements		0	0
Depreciation		$ 0	$ 0
Depreciation rate %		0.00%	0.00%
End of the year		$ 0	$ 0		0
Depreciation [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		1,147,560	1,112,381
Retirements		38,159	5
Depreciation		$ 35,802	$ 35,184
Depreciation rate %		2.00%	2.00%
End of the year		$ 1,145,203	$ 1,147,560		1,112,381
Depreciation [Member] | Fittings and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		67,417	60,396
Retirements		6,123	0
Depreciation		$ 7,209	$ 7,021
Depreciation rate %		4.00%	4.00%
End of the year		$ 68,503	$ 67,417		60,396
Depreciation [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		396,215	382,173
Retirements		47,588	0
Depreciation		27,234	14,042
End of the year		$ 375,861	$ 396,215		382,173
Depreciation [Member] | Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %		6.70%	6.70%
Depreciation [Member] | Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %		10.00%	10.00%
Depreciation [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ 0	$ 0
Retirements		0	0
Depreciation		446	0
End of the year		$ 446	$ 0		0
Depreciation [Member] | UT Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %		6.70%	6.70%
Depreciation [Member] | UT Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %		10.00%	10.00%
Depreciation [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ 3,382,394	$ 3,286,123
Retirements		1,350,936	0
Depreciation		192,240	96,271
End of the year		$ 2,223,698	$ 3,382,394		3,286,123
Depreciation [Member] | Computers and Telecommunication Systems [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %		6.70%	6.70%
Depreciation [Member] | Computers and Telecommunication Systems [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %		20.00%	20.00%
Depreciation [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		$ 191,683	$ 194,679
Retirements		5,503	20,475
Depreciation		$ 22,310	$ 17,479
Depreciation rate %		20.00%	20.00%
End of the year		$ 208,490	$ 191,683		194,679
Depreciation [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		143,026	142,192
Retirements		0	0
Depreciation		$ 837	$ 834
Depreciation rate %		10.00%	10.00%
End of the year		$ 143,863	$ 143,026		142,192
Depreciation [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		0	0
Retirements		0	0
Depreciation		$ 0	$ 0
Depreciation rate %		0.00%	0.00%
End of the year		$ 0	$ 0		0
Depreciation [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		17,971	17,971
Retirements		0	0
Depreciation		$ 0	$ 0
Depreciation rate %		0.00%	0.00%
End of the year		$ 17,971	$ 17,971		17,971
Depreciation [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year		0	0
Retirements		0	0
Depreciation		$ 0	$ 0
Depreciation rate %		0.00%	0.00%
End of the year		$ 0	$ 0		$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)